Income Taxes - Summary of Operating Loss Carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 399,795	$ 384,635
Federal
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	197,607	175,488
State
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	166,196	172,905
Foreign
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 35,992	$ 36,242